Debt (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future Required Minimum Principal Repayments
2016	$ 1,879,047	$ 1,323,594
2017	584,815	577,102
2018	378,115	371,716
2019	299,132	299,132
2020 & Thereafter	478,208	478,208
Total	$ 3,619,317	$ 3,049,752	$ 3,275,037